SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Broad Capital Acquisition Corp [Member] - USD ($)		3 Months Ended		12 Months Ended
	Aug. 16, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Cash equivalents				$ 0	$ 0
Cash and marketable securities held in trust account		$ 19,495,620		50,772,949	104,162,029
Franchise tax		$ 40,000	$ 48,785	$ 200,000	$ 195,138
Effective tax rate		10.82%	27.97%	(2405.29%)	193.08%
Tax rate percentage	1.00%		21.00%	21.00%	21.00%
Income tax accrued		$ 686,965		$ 634,874	$ 285,662
Excise tax percentage	1.00%
Excise tax liability		895,904		584,031
Minimum net tangible asset upon consummation of business combination		$ 5,000,001		$ 5,000,001
Share redemption per share		$ 10.15		$ 10.15
Common stock subject to possible redemption, shares		1,717,663		4,522,582	10,159,069
Federal depository insurance coverage amount		$ 250,000		$ 250,000
Income Tax Expense (Benefit)		52,091	$ 142,579	536,212	$ 285,662
Taxes Payable		$ 686,965		$ 634,874
Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Common stock subject to possible redemption, shares		1,717,663		4,522,582	10,159,069